Other Income and Expenses, Net (Details) S/ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 PEN (S/)	Dec. 31, 2019 PEN (S/)
Other Income and Expenses, Net (Details) [Line Items]
Acquisition agreement amount (in Dollars) | $		$ 15.4
Valuation amount	S/ 70.3
Company received percentage	70.00%	70.00%
Description of other accounts receivable	the impairment of other accounts receivable of S/19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A.(Note 13-i). In 2020, corresponds to: i) impairment of other accounts receivable generated by the subsidiary Concesionaria Vía Expresa Sur S.A. for S/55.8 million, as a consequence of the new estimates of the Company on the recovery of the investment it maintains in the project; ii) impairment of other accounts receivable of CAM Holding S.p.A. for S/12.5 million for claims accepted against the guarantee account; iii) impairment of trade receivables generated by the subsidiary Unna Transporte S.A.C. for S/33.7 million to the Regional Government of Cusco iv) other minor for S/0.5 million of other receivables and S/0.5 million of trade receivables. In 2019, corresponds to a impairment of accounts receivable from GSP for S/276 million; the subsidiary Promotora Larco Mar SA recognized an impairment in its assets in progress for S/18.2 million; the subsidiary Cumbra Peru S.A. recognized an impairment of intangibles for S/35.4 million	the impairment of other accounts receivable of S/19.9 million, as a consequence of the financial obligation assumed by AENZA S.A.A. in favor of Adexus S.A.(Note 13-i). In 2020, corresponds to: i) impairment of other accounts receivable generated by the subsidiary Concesionaria Vía Expresa Sur S.A. for S/55.8 million, as a consequence of the new estimates of the Company on the recovery of the investment it maintains in the project; ii) impairment of other accounts receivable of CAM Holding S.p.A. for S/12.5 million for claims accepted against the guarantee account; iii) impairment of trade receivables generated by the subsidiary Unna Transporte S.A.C. for S/33.7 million to the Regional Government of Cusco iv) other minor for S/0.5 million of other receivables and S/0.5 million of trade receivables. In 2019, corresponds to a impairment of accounts receivable from GSP for S/276 million; the subsidiary Promotora Larco Mar SA recognized an impairment in its assets in progress for S/18.2 million; the subsidiary Cumbra Peru S.A. recognized an impairment of intangibles for S/35.4 million
Subsidiary amount			S/ 7.7
Cumbra Peru S.A. [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount	S/ 28.1
Unna Transporte S.A.C. [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount	2.4
Cumbra Ingenieria S.A. [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount	0.9
Cumbra Peru [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount			S/ 24.5
AENZA S.A.A. [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount				S/ 49.7
AENZA S.A.A. [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount	18.2
AENZA S.A.A. [Member] | Cumbra Peru S.A. [Member]
Other Income and Expenses, Net (Details) [Line Items]
Subsidiary amount	S/ 9.5